Expense Example - Class A C I R6 [Member] - John Hancock California Municipal Bond Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 474
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	864
Expense Example, with Redemption, 10 Years	1,450
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,816
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	916
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 820